Fair Value Measurements (Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)) (Parenthetical) (Details) - CAD ($)
$ in Billions
	Oct. 31, 2024	Oct. 31, 2023
Other equity securities [member] | Federal Reserve Stock And Federal Home Loan Bank Stock [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Securities not subject to sensitivity analysis	$ 3.2	$ 2.2